Note 16 - Employee Benefits Plan (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Multiemployer Plans [Table Text Block]
	2018	2017	2016
California	$492,430	$564,047	$603,516
Oregon	232,971	207,735	196,825
Washington	216,454	145,517	124,595
Total contributions	$941,855	$917,299	$924,936